OPERATING LEASE - Weighted average remaining lease terms and discount rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE
Weighted average remaining lease term (years)	1 year 3 months 3 days	2 years 3 months
Weighted average discount rate	4.75%	4.75%
Total operating lease expenses	$ 545,491	$ 612,868	$ 350,344